Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Timaq Medical Imaging (Detail) (Timaq Medical Imaging, USD $) In Thousands	May 17, 2010
Timaq Medical Imaging
Business Acquisition [Line Items]
Property, plant and equipment	$ 107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$ 3,823